POSTRETIREMENT BENEFITS (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in consolidated balance sheet [Abstract]
Accrued benefit in current liabilities	$ (0.5)	$ (22.1)
Accrued benefit in noncurrent liabilities	(648.9)	(182.0)
Accumulated other comprehensive loss	740.8	677.8
Net balance sheet impact	91.4	473.7
US Postretirement Plans
Amounts recognized in consolidated balance sheet [Abstract]
Accrued benefit in current liabilities	(5.3)	(5.2)
Accrued benefit in noncurrent liabilities	(48.6)	(53.3)
Accumulated other comprehensive loss	29.7	33.6
Net balance sheet impact	(24.2)	(24.9)
Foreign Plans
Amounts recognized in consolidated balance sheet [Abstract]
Accrued benefit in current liabilities	(0.3)	(0.3)
Accrued benefit in noncurrent liabilities	(7.8)	(8.4)
Accumulated other comprehensive loss	0.2	(0.4)
Net balance sheet impact	(7.9)	(9.1)
Other Postretirement Benefit Plans, Defined Benefit
Amounts recognized in consolidated balance sheet [Abstract]
Accrued benefit in current liabilities	(5.6)	(5.5)
Accrued benefit in noncurrent liabilities	(56.4)	(61.7)
Accumulated other comprehensive loss	29.9	33.2
Net balance sheet impact	$ (32.1)	$ (34.0)